LEASES - Assets and Liabilities, Lessee (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Sep. 30, 2025
Cash Flow Lessee [Abstract]
Operating cash flows from operating leases	$ 21		$ 21		$ 21
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	1		0		$ 0
Assets
Operating lease right-of-use asset	$ 412	[1],[2]	$ 413	[2]		$ 412	[1]
Finance lease, right-of-use asset, Statement of financial position [extensible list]	Public Utilities, Property, Plant and Equipment, Net		Public Utilities, Property, Plant and Equipment, Net
Finance lease	$ 15		$ 16
Total leased assets	427		429
CURRENT LIABILITIES:
Operating	6		6
NONCURRENT LIABILITIES:
Operating	406	[3],[4]	406	[4]		$ 405	[3]
Lease Obligations	$ 412		$ 412
Operating lease, liability, current, statement of financial position [extensible list]	Other Liabilities, Current		Other Liabilities, Current
Operating lease assets, accumulated amortization	$ 4		$ 3
Financing lease, accumulated amortization	$ 5		$ 4
Weighted-average remaining lease terms (years)
Operating leases	74 years 7 months 6 days		75 years 8 months 12 days		76 years 8 months 12 days
Finance leases	14 years 7 months 6 days		15 years 4 months 24 days		16 years 6 months
Weighted-average discount rate
Operating leases	5.00%		5.00%		5.00%

[1]	Includes $409 million as of September 30, 2025 and $410 million as of December 31, 2024 associated with affiliated leases.
[2]	Includes $410 million as of December 31, 2024 and 2023 associated with affiliated leases.
[3]	Includes $404 million as September 30, 2025 and December 31, 2024 associated with affiliated leases.
[4]	Includes $404 million as of December 31, 2024 and 2023 associated with affiliated leases.